Transactions with related parties (Details) € in Thousands						12 Months Ended
	Jan. 01, 2021 USD ($)	Nov. 18, 2018	Nov. 14, 2018	Mar. 21, 2014	Nov. 18, 2013 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2013 USD ($)	Dec. 30, 2014 USD ($)
Related party transaction
Administrative services fee						$ 120,000		$ 120,000	$ 120,000
Management fees-related party						6,599,000		6,389,000	6,203,000
Charter hire commissions						1,983,000		1,860,000	1,632,000
Due from related party						1,350,000		1,350,000
Due to related party						699,000		1,555,000
Due from related party, current						1,189,000
Due to related parties, current						699,000		1,555,000
Annual executive services fee						$ 583,000		581,000	568,000
Foreign currency exchange rate						1.084
Security deposits to Manager
Related party transaction
Due from related party						$ 1,350,000		1,350,000
Master Agreement
Related party transaction
Technical management fee	$ 2,750,000									$ 3,167,000
Management fees annual upward percentage adjustment						3.00%	3.00%
Administrative services days termination notice						6 months	6 months
Related party transaction, terms and manner of settlement						5%	5%
Management fees-related party						$ 6,599,000		6,389,000	6,203,000
Charter hire commission payable to the management company						1.25%	1.25%
Dynagas Ltd
Related party transaction
Technical management fee						$ 3,000		2,900	2,800		$ 2.5
Management fees annual upward percentage adjustment						3.00%	3.00%
Charter hire commission payable to the management company						1.25%	1.25%
Charter hire commissions						$ 1,983,000		1,860,000	1,632,000
Dynagas Ltd | Working capital advances
Related party transaction
Due to related party								615,000
Due from related party, current						1,189,000
$30 million sponsor facility | Dynagas Holding Ltd
Related party transaction
Revolving credit facility borrowing capacity					$ 30,000,000
Debt instrument term					5 years
Amount drawn						0		0
$30 million extended sponsor facility
Related party transaction
Debt instrument term			5 years
Executive services agreement
Related party transaction
Annual executive services fee						$ 583,000	€ 538,000
Executive services agreement initial term
Related party transaction
Executive services agreement duration period				5 years
Executive services agreement automatic renewal
Related party transaction
Executive services agreement duration period		5 years
Administrative services agreement
Related party transaction
Administrative services days termination notice						120 days	120 days
Due to related party						$ 120,000		$ 120,000	$ 120,000
Administrative services agreement | Security deposits to Manager | Monthly fee
Related party transaction
Due to related party												$ 10,000